Disclosure of Initial Application of Standards and Interpretations - IFRS 16 (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets	$ 587	$ 604		$ 606
Current lease liabilities	21	19	$ 14
Non-current lease liabilities	124	128	127
Operating lease commitments under IAS 17				7
Lease liabilities	145	147	141	135
Previously stated [member]
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets				600
Current lease liabilities under IAS 17				10
Non-current lease liabilities under IAS 17				125
Leasehold interests in land [Member]
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets	42	43	44	44
Leasehold interests in land [Member] | Previously stated [member]
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets				44
Leasehold interests in land [Member]
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets	526	540	552	552
Leasehold interests in land [Member] | Previously stated [member]
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets				552
Other property, plant and equipment [member]
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets	$ 19	$ 21	10	10
Other property, plant and equipment [member] | Previously stated [member]
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets				4
IFRS 16 [Member]
Disclosure of initial application of standards or interpretations [line items]
Discounted minimum lease payments payable under non-cancellable operating lease			7
Lease liabilities			6
Lease commitments for short-term leases and low-value assets for which recognition exemption has been used			(1)
IFRS 16 [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets				6
Current lease liabilities				4
Non-current lease liabilities				2
IFRS 16 [Member] | Leasehold interests in land [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets				0
IFRS 16 [Member] | Leasehold interests in land [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets				0
IFRS 16 [Member] | Other property, plant and equipment [member]
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets			$ 6
IFRS 16 [Member] | Other property, plant and equipment [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets				$ 6